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                  SELECT DIMENSIONS (SERIES II AND IIR)
                       SEPARATE ACCOUNT THREE
                    HARTFORD LIFE INSURANCE COMPANY

                            FILE NO. 333-69493

                      SUPPLEMENT DATED NOVEMBER 18, 2004
        TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 3, 2004

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                   SUPPLEMENT DATED NOVEMBER 18, 2004
               TO YOUR STATEMENT OF ADDITIONAL INFORMATION

Effective November 1, 2004, the "Value-Added Market Portfolio" of the Morgan Stanley Select Dimensions Investment Series has changed its name to the "Equally-Weighted S&P 500 Portfolio." All references to the "Value-Added Market Portfolio" in the statement of additional information are deleted and replaced with "Equally-Weighted S&P 500 Portfolio."

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE STATEMENT OF ADDITIONAL INFORMATION
                         FOR FUTURE REFERENCE.

HV-5106